Equity - Initial public offering (Details) - 1 months ended Nov. 30, 2022 - Initial public offering ¥ in Thousands	CNY (¥) shares	$ / shares
Ordinary shares
Number of shares issued | shares	16,387,500
Price per share | $ / shares		$ 3.67
Net proceeds from issuance | ¥	¥ 365,784
American depositary shares
Ordinary shares
Number of shares issued | shares	5,462,500
Price per share | $ / shares		$ 11